VITAL INTELLIGENCE ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2021
Vital Intelligence Acquisition
SCHEDULE OF PURCHASE PRICE ALLOCATION FOR VITAL INTELLIGENCE

The PPA is as follows:

Number of units of Draganfly Inc.	6,000,000
Fair value of units	$2.88
Fair value of units of Draganfly Inc.	$17,292,857
Fair value of cash portion of purchase price	488,659
Discount for inventory not received	(22,016)
Total	$17,759,500

Identifiable intangible assets
Brand	$540,000
Software	1,711,000
2,251,000

Goodwill	15,530,516
Reduction for inventory not received	(22,016)
Total consideration	$17,759,500